Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of movements in provisions

	Redundancy and restructuring	Customer redress	Legal, competition and regulatory matters	Sundry provisions	Total
	£m	£m	£m	£m	£m
Barclays Bank Group
As at 1 January 2024	126	21	59	138	344
Additions	164	3	103	56	326
Amounts utilised	(168)	(5)	(100)	(8)	(281)
Unused amounts reversed	(34)	(8)	(5)	(19)	(66)
Exchange and other movements	(1)	2	1	(9)	(7)
As at 31 December 2024	87	13	58	158	316
Undrawn contractually committed facilities and guarantees[1]
As at 1 January 2024					473
Net change in expected credit loss provision and other movements					(53)
As at 31 December 2024					420
Total provisions
As at 1 January 2024					817
As at 31 December 2024					736
Note
1Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9. Further analysis of the movement in the expected credit loss provision is disclosed within the 'Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees' table on page 83 to 92.